Net Income (Loss) Per Share (Successor) (Details)	1 Months Ended
Mar. 31, 2026 shares
Net Income (Loss) Per Share (Successor) [Line Items]
Earnout shares forfeiture	1,851,161
Successor [Member] | Class A Ordinary Shares [Member]
Net Income (Loss) Per Share (Successor) [Line Items]
Weighted average shares outstanding	26,738,407
Successor [Member] | Class A Ordinary Shares [Member] | Preferred Investor Warrants [Member]
Net Income (Loss) Per Share (Successor) [Line Items]
Weighted average shares outstanding	937,500